Provisions - Issued Foreign Letters of Credit - Outstanding Exposures (Details) - Issued foreign letters of credit [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Exposure as at beginning of period	$ 388,396	$ 94,313
Net change on exposures	(62,629)	283,384
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments	(8,851)	10,699
Exposure as at ending of period	316,916	388,396
Stage 1 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	344,874	80,106
Net change on exposures	(41,247)	262,824
Transfer to Stage 1	20,794	6,268
Transfer to Stage 2	(167,024)	(13,420)
Transfer to Stage 3
Foreign exchange adjustments	(7,644)	9,096
Exposure as at ending of period	149,753	344,874
Stage 1 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	1,585	1,737
Net change on exposures	(362)	832
Transfer to Stage 1	491
Transfer to Stage 2	(333)	(1,098)
Transfer to Stage 3
Foreign exchange adjustments	(73)	114
Exposure as at ending of period	1,308	1,585
Stage 2 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	41,823	11,984
Net change on exposures	(21,391)	21,226
Transfer to Stage 1	(20,794)	(6,268)
Transfer to Stage 2	167,024	13,420
Transfer to Stage 3
Foreign exchange adjustments	(1,124)	1,461
Exposure as at ending of period	165,538	41,823
Stage 2 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	114	486
Net change on exposures	371	(1,498)
Transfer to Stage 1	(491)
Transfer to Stage 2	333	1,098
Transfer to Stage 3
Foreign exchange adjustments	(10)	28
Exposure as at ending of period	317	114
Stage 3 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period
Stage 3 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period